Segmented information - Business segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,862,925	$ 2,091,661
Cost of products and services sold	1,345,551	1,467,940
Depreciation and amortization	275,749	327,973
Cost of sales	1,621,300	1,795,913
Gross profit	241,625	295,748
Administration	124,869	141,552
Exploration	13,686	20,283
Research and development	6,058	1,757
Other operating expense	2,732	59,616
Loss on disposal of assets	1,869	2,303
Finance costs	98,622	111,779
Gain on derivatives	(32,269)	81,081
Finance income	(29,760)	(22,071)
Share of earnings from equity-accounted investee	(45,360)	(32,321)
Other expense (income)	(33,840)	(108,160)
Earnings before income taxes	135,018	39,929
Income tax expense (recovery)	61,077	(126,306)
Net earnings	73,941	166,235
Capital expenditures for the year	75,211	55,362
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,413,809	1,684,056
Cost of products and services sold	1,041,922	1,138,940
Depreciation and amortization	218,832	277,171
Cost of sales	1,260,754	1,416,111
Gross profit	153,055	267,945
Administration	0	0
Exploration	13,686	20,283
Research and development	0	0
Other operating expense	2,732	59,616
Loss on disposal of assets	1,869	1,008
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	(45,360)	(32,321)
Other expense (income)	(52,801)	(81,955)
Earnings before income taxes	232,929	301,314
Capital expenditures for the year	48,092	44,114
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	370,277	313,989
Cost of products and services sold	234,423	219,240
Depreciation and amortization	45,856	35,977
Cost of sales	280,279	255,217
Gross profit	89,998	58,772
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating expense	0	0
Loss on disposal of assets	0	1,264
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	0	0
Other expense (income)	0	0
Earnings before income taxes	89,998	57,508
Capital expenditures for the year	27,117	11,226
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	78,839	93,616
Cost of products and services sold	69,206	109,760
Depreciation and amortization	11,061	14,825
Cost of sales	80,267	124,585
Gross profit	(1,428)	(30,969)
Administration	124,869	141,552
Exploration	0	0
Research and development	6,058	1,757
Other operating expense	0	0
Loss on disposal of assets	0	31
Finance costs	98,622	111,779
Gain on derivatives	(32,269)	81,081
Finance income	(29,760)	(22,071)
Share of earnings from equity-accounted investee	0	0
Other expense (income)	18,961	(26,205)
Earnings before income taxes	(187,909)	(318,893)
Capital expenditures for the year	$ 2	$ 22